Rockefeller New York Municipal Bond ETF

Schedule of Investments

October 31, 2024 (Unaudited)

MUNICIPAL BONDS & NOTES - 106.2%	Interest Rate	Maturity Date	Principal Amount	Value
New York - 105.7%
Buffalo & Erie County Industrial Land Development Corp., Call 07/01/25(d)	5.00%	07/01/40	$15,000	$14,790
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(d)	5.00%	08/01/52	25,000	24,998
Build NYC Resource Corp., Call 08/01/27(c)(d)	3.63%	08/01/42	65,000	54,757
City of New York, GO, Call 10/31/24, Put 10/31/24(a)(d)	3.65%	09/01/49	120,000	120,000
Dobbs Ferry Local Development Corp., Call 12/02/24(d)	5.00%	07/01/39	100,000	100,016
Dutchess County Local Development Corp., Call 07/01/26	5.00%	07/01/32	145,000	147,595
Erie Tobacco Asset Securitization Corp., Call 12/02/24(c)	5.00%	06/01/45	100,000	91,596
Hempstead Town Local Development Corp., Call 12/02/24	5.00%	10/01/35	25,000	25,027
Hempstead Town Local Development Corp., Call 12/02/24(d)	5.00%	07/01/44	100,000	100,156
Hempstead Town Local Development Corp., Call 12/02/24(d)	5.00%	09/01/43	85,000	85,027
Metropolitan Transportation Authority, Call 11/15/24	5.00%	11/15/33	15,000	15,008
Monroe County Industrial Development Corp., Call 07/01/34(d)(e)	5.00%	07/01/54	125,000	126,007
MTA Hudson Rail Yards Trust Obligations, Call 11/21/24	5.00%	11/15/51	60,000	60,006
MTA Hudson Rail Yards Trust Obligations, Call 11/21/24	5.00%	11/15/56	265,000	265,020
Nassau County Tobacco Settlement Corp., Call 11/18/24(c)(d)	5.13%	06/01/46	100,000	89,416
New York City Housing Development Corp., Call 08/01/32	4.50%	08/01/54	120,000	119,281
New York City Municipal Water Finance Authority, Call 10/31/24(a)	3.70%	06/15/43	120,000	120,000
New York Counties Tobacco Trust VI, Call 06/01/26(c)	3.75%	06/01/45	140,000	110,764
New York State Dormitory Authority, Call 02/15/25	5.00%	02/15/33	40,000	40,151
New York State Thruway Authority, Call 01/01/25	5.00%	01/01/31	35,000	35,087
New York Transportation Development Corp., AGC, Call 12/31/34	5.25%	12/31/54	75,000	79,111
New York Transportation Development Corp., AGC, Call 12/31/44(b)(c)(d)	0.00%	12/31/54	200,000	128,678
New York Transportation Development Corp., AGM, Call 12/02/24(d)	5.00%	07/01/46	50,000	49,989
New York Transportation Development Corp., AGM, Call 12/02/24(d)	4.00%	07/01/31	120,000	119,242
New York Transportation Development Corp., Call 06/30/33(d)	5.50%	06/30/54	50,000	52,894
New York Transportation Development Corp., Call 10/01/30(c)(d)	4.38%	10/01/45	50,000	47,849
New York Transportation Development Corp., Call 12/02/24(d)	5.25%	01/01/50	20,000	19,999
Oneida County Local Development Corp., Call 07/01/29(c)(d)	3.00%	07/01/44	25,000	16,748
Onondaga Civic Development Corp., Call 07/01/25(d)	5.00%	07/01/45	40,000	40,058
Port Authority of New York & New Jersey, Call 09/01/34	5.00%	09/01/44	100,000	105,843
Triborough Bridge & Tunnel Authority, Call 11/15/34(c)(d)	4.00%	11/15/54	250,000	240,325
				2,645,438
Puerto Rico - 0.5%
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(c)(d)	4.54%	07/01/53	12,000	11,520

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,655,379)				2,656,958

TOTAL INVESTMENTS - 106.2% (Cost $2,655,379)				$2,656,958
Assets in Excess of Other Liabilities (6.2)%				(155,812)
TOTAL NET ASSETS - 100.0%				$2,501,146

Percentages are stated as a percent of net assets.

GO - General Obligation

AGC - Assured Guaranty Corp

AGM - Assured Guaranty Municipal

(a) Adjustable rate security. Rate disclosed is as of October 31, 2024.

(b) Zero coupon bond issued at a discount.

(c) Fixed coupon bond issued at a discount.

(d) Sinkable security.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.